Annual Total Returns - Government Money Market Portfolio [BarChart] - 02.28 VIP Government Money Market Investor PRO -08 - Government Money Market Portfolio - VIP Government Money Market Portfolio-Investor VIP
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	0.09%
Annual Return 2012	0.11%
Annual Return 2013	0.02%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.18%
Annual Return 2017	0.65%
Annual Return 2018	1.63%
Annual Return 2019	1.99%
Annual Return 2020	0.31%